S-K 1603, SPAC Sponsor; Conflicts of Interest	Aug. 06, 2026
SPAC Sponsor and Conflicts of Interest [Line Items]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor and other initial shareholders will agree to restrictions on its ability to transfer, assign, or sell the founder shares and private units (and the underlying securities), as summarized in the table below.

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

Six months after completion of our business combination or earlier if we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property

Sponsor, officers, directors and transferees

Transfers permitted (a) to our sponsor, officers, directors, any affiliates or family members of any of our sponsor, officers or directors or any members of our initial shareholders, or any affiliate of our initial shareholders; (b) in the case of an individual, by gift to a member of the individual’s immediate family, to a trust, the beneficiary of which is a member of the individual’s immediate family or an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made at or prior to the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (f) by virtue of the laws of the Cayman Islands or the organizational documents of our sponsor upon their dissolution; or (g) to us for no value for cancellation in connection with the consummation of our business combination

Private Placement Units (and Underlying Securities)	Completion of our business combination	Same as above	Same as above

In addition, in order to facilitate our business combination (including in connection with a related PIPE financing) or for any other reason determined by our sponsor in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange the founder shares, private placement units or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities.

Corporate Information

Our executive office is located at 136 Madison Avenue, 6th Floor, New York, New York 10016 and our telephone number is +1 646-722-3332.

We are a Cayman Islands exempted company. Exempted companies are Cayman Islands companies conducting business mainly outside the Cayman Islands and, as such, are exempted from complying with certain provisions of the Companies Act. As an exempted company, we have applied for and received a tax exemption undertaking from the Cayman Islands government that, in accordance with the Tax Concessions Act (As Revised)